Provisions	3 Months Ended
Mar. 31, 2026
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Provisions related to other taxes	Other	Total
	€m	€m	€m	€m
Balance as of January 1, 2026	12.3	7.3	9.4	29.0
Additional provision in the period	5.0	—	0.1	5.1
Release of provision	—	—	(0.7)	(0.7)
Utilization of provision	(3.8)	—	(0.2)	(4.0)
Foreign exchange	—	—	(0.2)	(0.2)
Balance as of March 31, 2026	13.5	7.3	8.4	29.2

Analysis of total provisions:			March 31, 2026	December 31, 2025
Current			27.9	27.6
Non-current			1.3	1.4
Total			29.2	29.0
Updates since December 31, 2025
Restructuring
The €13.5 million (December 31, 2025: €12.3 million) provision relates to committed plans for certain restructuring activities. The increase in the provision during the period relates to the organizational streamlining program as detailed in Note 5, for which the provisions are due to be settled within the next 12 months. €3.8 million has been utilized in the three months ended March 31, 2026, which relates to this program.